Document And Entity Information	Nov. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	RAPT Therapeutics, Inc.
Entity Central Index Key	0001673772
Entity Emerging Growth Company	true
Securities Act File Number	001-38997
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3313701
Entity Address, Address Line One	561 Eccles Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	489-9000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RAPT
Security Exchange Name	NASDAQ